Statement of Operations (Parenthetical) (USD $)	3 Months Ended		12 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Apr. 30, 2011	Apr. 30, 2010
Depreciation	$ 6,181	$ 3,994	$ 22,017	$ 6,361
Amortization of Intangible Assets	$ 280,880	$ 208,473	$ 853,677	$ 874,700